Fair Value of Financial Instruments - Fair Value, by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage notes payable	$ 507,075	$ 524,262	$ 281,186
Mortgage premium, net	436	676	1,165
Mortgage notes payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage notes payable	507,075	524,262
Significant Unobservable Inputs Level 3 | Mortgage notes payable | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt instruments	513,754	532,384	282,351
Mortgage notes payable	513,300	531,700	281,200
Mortgage premium, net	400	700	1,200
Significant Unobservable Inputs Level 3 | Mortgage notes payable | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt instruments	505,768	534,041	280,967
Significant Unobservable Inputs Level 3 | Credit facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt instruments	673,674	717,286	659,268
Significant Unobservable Inputs Level 3 | Credit facility | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt instruments	$ 673,674	$ 717,286	$ 669,824